SCHEDULE OF EXPENSES INCURRED WITH RELATED PARTIES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Expenses incurred with related parties	¥ 17,501	¥ 30,926	¥ 119,184
Sugimoto Architectural Design Foundation [Member] | Donation [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties	1,000	400	2,000
SYW [Member] | Referral and Marketing Fee And Entertainment Expenses [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties	16,501	30,526	45,572
Lifit Home [Member] | Referral And Marketing Fee [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties			5,090
SYNS [Member] | Referral And Marketing Fee [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties			¥ 66,522